Consolidated Balance Sheets - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 8,090	$ 8,361
Receivables, less allowance for doubtful accounts of $500 at July 1, 2018 and July 2, 2017	73,832	64,933
Inventories, net	46,654	35,476
Customer tooling in progress, net	12,514	11,544
Income taxes recoverable	3,559	1,987
Other current assets	6,454	6,704
Total current assets	151,103	129,005
INVESTMENT IN JOINT VENTURES	22,192	16,840
DEFERRED INCOME TAXES		256
OTHER LONG-TERM ASSETS	17,338	16,022
PROPERTY, PLANT AND EQUIPMENT, NET	116,542	111,591
Total assets	307,175	273,714
CURRENT LIABILITIES:
Accounts payable	38,439	39,679
Accrued liabilities:
Payroll and benefits	13,393	13,055
Environmental	1,291	1,308
Warranty	7,800	5,550
Other	7,870	8,303
Total current liabilities	68,793	67,895
Commitments and Contingencies
BORROWINGS UNDER CREDIT FACILITIES	51,000	30,000
DEFERRED INCOME TAXES	961
ACCRUED PENSION OBLIGATIONS	1,553	1,492
ACCRUED POSTRETIREMENT OBLIGATIONS	826	1,003
OTHER LONG-TERM LIABILITIES	796	610
SHAREHOLDERS’ EQUITY:
Common stock, authorized 12,000,000 shares, $.01 par value, issued 7,251,937 shares at July 1, 2018 and 7,216,103 shares at July 2, 2017	73	72
Capital in excess of par value	95,140	93,813
Retained earnings	236,162	225,913
Accumulated other comprehensive loss	(33,439)	(32,888)
Less: Treasury stock at cost (3,616,734 shares at July 1, 2018 and 3,619,487 shares at July 2, 2017)	(135,778)	(135,822)
Total STRATTEC SECURITY CORPORATION shareholders’ equity	162,158	151,088
Non-controlling interest	21,088	21,626
Total shareholders’ equity	183,246	172,714
Total liabilities and shareholders' equity	$ 307,175	$ 273,714